Business and credit concentrations	12 Months Ended
Mar. 31, 2022
Business and credit concentrations
Business and credit concentrations
21	Business and credit concentrations

The operation of cord blood banks in the PRC is regulated by certain laws and regulations. Due to the lack of a consistent and well-developed regulatory framework, operation in the cord blood banking industry in the PRC involves significant ambiguities, uncertainties and risks. The industry is highly regulated and any unilateral changes in regulations by the authorities may have a significant adverse impact on the Group’s results of operations.

All of the Group’s customers are located in the PRC. Revenues from and accounts receivable due from customers are individually immaterial. The Group derives a substantial portion of net revenues from the entities in the Beijing municipality, Guangdong and Zhejiang provinces. Revenues derived from the subsidiary in the Beijing municipality accounted for 21.2%, 19.6% and 19.7% of revenues for the years ended March 31, 2020, 2021 and 2022, respectively. Revenues derived from the subsidiary in the Guangdong province accounted for 62.9%, 63.7% and 63.0% of revenues for the years ended March 31, 2020, 2021 and 2022, respectively. Revenues derived from the subsidiary in the Zhejiang province accounted for 15.9%, 16.7% and 17.3% of revenues for the years ended March 31, 2020, 2021 and 2022, respectively. As a result of this geographic concentration, the results of operations are significantly affected by economic conditions in the Beijing municipality, Guangdong and Zhejiang provinces. Furthermore, any change in number of newborns in the Beijing municipality, Guangdong and Zhejiang provinces could significantly impact our operations. Deterioration in economic conditions in these markets could decrease the demand for our business, which in turn could negatively impact our operations and business prospects.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

		Year ended March 31,
Suppliers	Note	2020		2021		2022
		RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited		12,811	14	12,011	16	23,613	3,725	30
Beijing Jingjing Jiahong Medical Equipment Co., Ltd.	(i)	29,960	32	28,892	38	—	—	—
Guangzhou Paper Biotech Company Limited	(ii)	—	—	—	—	8,864	1,398	11
Total		42,771	46	40,903	54	32,477	5,123	41

None of the individual accounts payable due to major suppliers exceeded 10% of outstanding accounts payable balance as of March 31, 2021 and 2022.

Note:

(i)	The purchases from Beijing Jingjing Jiahong Medical Equipment Co., Ltd. were less than 10% of gross purchases for the year ended March 31, 2022.

(ii)	The purchases from Guangzhou Paper Biotech Company Limited were less than 10% of gross purchases for the years ended March 31, 2020 and 2021.